12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of Income Tax Reconciliation
	2018	2017	2016

Loss before income taxes	$ (400,029)	$ (2,438,331)	$ (683,137)
Canadian statutory income tax rate	27.0%	26.0%	26.0%
Computed “expected” income tax expense	(108,008)	(633,966)	(177,616)

Differences resulting from:
Option based payments	17,269	540,543	53,278
Other non-deductible items	1,739	423	1,338
Increase/(decrease) in deferred tax assets not recognized	89,000	93,000	123,000

Provision for income tax expense	$ -	$ -	$ -